Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Contracts with customers	$ 5,899	$ 5,971
Leasing	1,300	710
Total revenue	7,199	6,681
Recurring - non-capital
Revenue
Contracts with customers	393	2,004
Total revenue	393	2,004
Capital equipment
Revenue
Contracts with customers	5,506	3,967
Leasing	1,300	710
Total revenue	$ 6,806	$ 4,677